Restatement (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Accumulated Deficit	$ (17,894,356)		$ (12,565,254)	$ (10,797,033)
Net loss for the year ended December 31, 2015	$ (5,329,102)		$ (1,768,221)	(2,601,407)
As Originally Reported [Member]
Accumulated Deficit		$ (11,192,946)		(10,777,797)
Net loss for the year ended December 31, 2015		(415,149)		(2,582,171)
Additional Paid-In Capital				10,500,651
Adjustment [Member]
Accumulated Deficit		125,881		(19,236)
Net loss for the year ended December 31, 2015		145,117		(19,236)
Additional Paid-In Capital				(130,000)
As Restated [Member]
Accumulated Deficit		(11,067,065)		(10,797,033)
Net loss for the year ended December 31, 2015		$ (270,032)		(2,601,407)
Additional Paid-In Capital				$ 10,370,651